SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR FAIR VALUES WARRANTS (Details)		12 Months Ended
	Mar. 10, 2020	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Risk free interest rate
Expected volatility
Expected life			5 years
Expected dividend yield			0.00%
Warrants [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	0.28%	4.07%	0.91%
Expected volatility	150.88%	116.00%	124.09%
Expected life	2 years	2 months 15 days	2 years
Expected dividend yield	0.00%	0.00%	0.00%